STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jan. 31, 2024
Equity [Abstract]
SCHEDULE OF ESTIMATED FAIR VALUE OF WARRANTS
Stock price	$0.07 – 0.20
Exercise price	$0.24
Expected volatility	521 -1,042%
Expected term (years)	3
Risk free rate	4.05 – 4.45%
Dividends	0%

Stock price	$0.07 – 0.20
Exercise price	$0.24
Expected volatility	521 -1,042%
Expected term (years)	3
Risk free rate	4.05 – 4.45%
Dividends	0%

SUMMARY OF ESTIMATED VALUE OF OPTIONS

Stock price	$0.22
Exercise price	$0.13
Expected volatility(a)	111.10% - 265.18%
Expected term (years)	2 - 3
Risk free rate	3.88%
Dividends	0%

(a)	The Company derived expected volatility using the average volatility for a sample of comparable companies due to the thinly traded nature of the Company’s stock.